FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total assets	$ 85,297	$ 75,142
Total liabilities	44,442	42,817
Other investments	1,471	926
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	2,520	1,326
Total liabilities	669	296
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	1,444	894
Total liabilities	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	92	257
Total liabilities	405	263
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	984	175
Total liabilities	264	33
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	325	226
Recurring fair value measurement | Derivative financial current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	247	226
Recurring fair value measurement | Derivative financial current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	78	0
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	344	70
Recurring fair value measurement | Derivative financial non-current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	158	37
Recurring fair value measurement | Derivative financial non-current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	186	33
Recurring fair value measurement | Available-for-sale financial assets1
Disclosure of fair value measurement of assets [line items]
Total assets	1,444	894
Recurring fair value measurement | Available-for-sale financial assets1 | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	1,444	894
Recurring fair value measurement | Available-for-sale financial assets1 | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Available-for-sale financial assets1 | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets	87	243
Recurring fair value measurement | Derivative financial current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	87	243
Recurring fair value measurement | Derivative financial current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets	989	189
Recurring fair value measurement | Derivative financial non-current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	5	14
Recurring fair value measurement | Derivative financial non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	984	175
At cost
Disclosure of fair value measurement of assets [line items]
Other investments	$ 27	$ 32